Taxation - Effect of preferential tax rate on the PRC operations (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Tax holiday effect	¥ 31,734	¥ 27,031	¥ 98,329
Basic and diluted net loss per share effect	¥ 0.13	¥ 0.1	¥ 0.33